Equity - Schedule of the Estimated Fair Values of the Warrants Measured (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of the Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)	$ 4.95
Expected term		5 years 3 months
Expected average volatility	118.00%
Expected dividend yield (in Dollars)
Risk-free interest rate	4.01%
Bottom of Range [Member]
Schedule of the Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)		$ 12
Expected term	5 years
Expected average volatility		106.00%
Risk-free interest rate		3.80%
Top of Range [Member]
Schedule of the Estimated Fair Values of the Warrants Measured [Line Items]
Exercise price (in Dollars per share)		$ 24.8
Expected term	6 years
Expected average volatility		113.00%
Risk-free interest rate		4.22%